Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]
We have processes in place to identify, assess and mitigate cybersecurity threats, including email and web browser security, security configuration standards. We also utilize cybersecurity policy enforcement mechanisms for our endpoints and network, network detection and remediation, continuous vulnerability scanning and updating of systems, 24-hour managed security monitoring and response, periodic network penetration testing, and access control measures with multi factor authentication and zero-trust security. We further conduct mandatory security awareness training for our current and new employees, and engage in phishing simulations. In many of these processes, we engage external consultants and assessors, or use third-party tools or services. Our information technology team reviews the adequacy of cybersecurity and privacy controls of all new third-party providers of cloud and other technology-related services prior to entering into contracts with third parties that could affect the integrity of our information systems, and periodically conducts similar risk-based reviews on existing third-party providers by, for example, obtaining and reviewing Service Organization Control audit reports. We regularly upgrade and maintain our information technology systems and infrastructure, and invest in our cybersecurity program, in order to mitigate cybersecurity threats. If such processes and programs were insufficient to prevent or mitigate such threats, we have backup and recovery processes designed to restore our operations to a functional state.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]
Our global technology network faces many threats from criminal hackers and competitors who may use phishing emails, unauthorized network intrusions, electronic communications or portable electronic devices to distribute computer viruses and ransomware, enable fraudulent transactions, or otherwise alter the confidentiality, integrity and availability of our information and information systems. Due to our continuing efforts to secure our technology network infrastructure, protect our critical data and systems, and ensure operational resiliency, attempted cyber-attacks against the Company have been unsuccessful to date. However, cyber-attacks may continue to occur and a successful cyber-attack could have a material impact on our financial performance, reputation and day-to-day operations. Cyber-attacks are becoming increasingly common and more sophisticated, and may be perpetrated by computer hackers, cyber-terrorists or others engaged in corporate espionage. Further, as the methods of cyber-attacks continue to evolve, we may be required to expend additional resources to enhance and supplement our existing protective measures. A successful cyber-attack could also result in significant costs associated with the investigation and remediation of our technology systems, as well as increased regulatory and legal liability.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]
Our Board, through the audit committee, oversees cybersecurity risk management. The audit committee, on a quarterly basis, receives and reviews management’s reporting on cybersecurity risks and the steps that management has taken to mitigate such risks, and the internal audit function’s reporting on any findings of significance, including those related to cybersecurity risks. The audit committee also receives and reviews annually guidelines and policies governing management of enterprise risks (including cybersecurity risks).
Our Vice President, Information Technology, with support from the cybersecurity team, is responsible for assessing and managing cybersecurity risks. The Vice President, Information Technology, routinely reports to the audit committee on cybersecurity risks and risk mitigation updates, as well as any cybersecurity incidents. Our Cybersecurity Manager reports to the Vice President, Information Technology, and leads our in-house cybersecurity team which is augmented by a managed security operations center (SOC) that monitors for cybersecurity events and incidents to proactively defend against cybersecurity threats. Our Cybersecurity Manager has over 15 years of information technology systems and infrastructure, and cybersecurity experience working for large companies in various industries. Our Cybersecurity Manager also holds an Honors Bachelor of Technology degree in Informatics and Security and has various industry-leading certificates in information technology infrastructure cybersecurity. We have established a cybersecurity incident response plan that sets forth clear protocols and related responsibilities, and is incorporated into the managed SOC platform. An incident response team, comprised of our information technology, legal, corporate communications and investor relations departments, and external technical experts, will execute the incident response plan should a cybersecurity incident occur.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]
In the ordinary course of business, we rely on the security of information and our operational technology systems, including those of our business partners and other third parties, to manage or support a variety of business activities including operating and navigating our containership fleet; tracking container contents and delivery; maintaining vessel infrastructure; communicating with personnel, management, customers and business partners; collecting, processing, transmitting and storing electronic information, including personal, employee, business, financial and operational data; facilitating business and financial transactions; and providing services to our customers. A successful cyber-attack on us, or our business partners, could significantly disrupt these and other commercial activities and business functions resulting in a loss of revenue and customer relationships. For operational technology in particular, a successful cyber-attack could result in physical damage to assets and infrastructure, particularly on our vessels, and could result in injury or loss of life and environmental harm.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Vice President, Information Technology, with support from the cybersecurity team, is responsible for assessing and managing cybersecurity risks. The Vice President, Information Technology, routinely reports to the audit committee on cybersecurity risks and risk mitigation updates, as well as any cybersecurity incidents.
Cybersecurity Risk Role of Management [Text Block]
Our Vice President, Information Technology, with support from the cybersecurity team, is responsible for assessing and managing cybersecurity risks. The Vice President, Information Technology, routinely reports to the audit committee on cybersecurity risks and risk mitigation updates, as well as any cybersecurity incidents. Our Cybersecurity Manager reports to the Vice President, Information Technology, and leads our in-house cybersecurity team which is augmented by a managed security operations center (SOC) that monitors for cybersecurity events and incidents to proactively defend against cybersecurity threats. Our Cybersecurity Manager has over 15 years of information technology systems and infrastructure, and cybersecurity experience working for large companies in various industries. Our Cybersecurity Manager also holds an Honors Bachelor of Technology degree in Informatics and Security and has various industry-leading certificates in information technology infrastructure cybersecurity. We have established a cybersecurity incident response plan that sets forth clear protocols and related responsibilities, and is incorporated into the managed SOC platform. An incident response team, comprised of our information technology, legal, corporate communications and investor relations departments, and external technical experts, will execute the incident response plan should a cybersecurity incident occur.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Vice President, Information Technology, routinely reports to the audit committee on cybersecurity risks and risk mitigation updates, as well as any cybersecurity incidents. Our Cybersecurity Manager reports to the Vice President, Information Technology, and leads our in-house cybersecurity team which is augmented by a managed security operations center (SOC) that monitors for cybersecurity events and incidents to proactively defend against cybersecurity threats. Our Cybersecurity Manager has over 15 years of information technology systems and infrastructure, and cybersecurity experience working for large companies in various industries. Our Cybersecurity Manager also holds an Honors Bachelor of Technology degree in Informatics and Security and has various industry-leading certificates in information technology infrastructure cybersecurity. We have established a cybersecurity incident response plan that sets forth clear protocols and related responsibilities, and is incorporated into the managed SOC platform. An incident response team, comprised of our information technology, legal, corporate communications and investor relations departments, and external technical experts, will execute the incident response plan should a cybersecurity incident occur.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Our Cybersecurity Manager has over 15 years of information technology systems and infrastructure, and cybersecurity experience working for large companies in various industries. Our Cybersecurity Manager also holds an Honors Bachelor of Technology degree in Informatics and Security and has various industry-leading certificates in information technology infrastructure cybersecurity. We have established a cybersecurity incident response plan that sets forth clear protocols and related responsibilities, and is incorporated into the managed SOC platform. An incident response team, comprised of our information technology, legal, corporate communications and investor relations departments, and external technical experts, will execute the incident response plan should a cybersecurity incident occur.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Our information technology team reviews the adequacy of cybersecurity and privacy controls of all new third-party providers of cloud and other technology-related services prior to entering into contracts with third parties that could affect the integrity of our information systems, and periodically conducts similar risk-based reviews on existing third-party providers by, for example, obtaining and reviewing Service Organization Control audit reports. We regularly upgrade and maintain our information technology systems and infrastructure, and invest in our cybersecurity program, in order to mitigate cybersecurity threats. If such processes and programs were insufficient to prevent or mitigate such threats, we have backup and recovery processes designed to restore our operations to a functional state.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true